Net trading income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 5,980	£ 7,624	£ 5,788
Net gains on financial instruments held for trading | Liabilities held for trading
Disclosure of detailed information about financial instruments [line items]
Net trading income	4,310	5,603	3,999
Net gains on financial instruments designated at fair value | Liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Net trading income	362	501	682
Net gains on financial instruments mandatorily at fair value
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 1,308	£ 1,520	£ 1,107